Financial Investors Trust
1290 Broadway, Suite 1100
Denver, Colorado 80203

December 18, 2015

Via EDGAR

Ms. Amy Miller
Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Financial Investors Trust (the “Registrant”)
Grandeur Peak Emerging Markets Opportunities Fund and Grandeur Peak Global Reach Fund (the “Funds”)
File Nos. 33-72424, 811-8194

Dear Ms. Miller:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information contained in a supplement dated December 4, 2015, to the prospectus dated August 31, 2015, with respect to the Funds. The purpose of this filing is to submit the 497(e) filing dated December 4, 2015 in XBRL for the Funds.

If you have any questions or further comments, please contact the undersigned at (720) 917-0651.

Very truly yours,

/s/ JoEllen L. Legg
JoEllen L. Legg
Secretary of Financial Investors Trust

cc:            Peter H. Schwartz, Esq., Davis Graham & Stubbs LLP